Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 11,418	$ 9,719
Accumulated depreciation	(7,503)	(5,894)
Property, Plant and equipment, net	3,915	3,825
Depreciation	1,616	1,599	$ 891
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	8,507	6,906
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	634	608
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,277	$ 2,205